Authorised and issued share capital - Options Granted, WPP Worldwide Share Ownership Program (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares ADRs	Dec. 31, 2018 GBP (£) shares ADRs	Dec. 31, 2017
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	24,218,615	24,218,615	20,985,441
WPP Worldwide Share Ownership Program [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	5,520,774	5,520,774	6,375,750
WPP Worldwide Share Ownership Program [member] | Exercise price group 1 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	28,275	28,275
Exercise price per share | £		£ 5.483
Exercise dates	2012 - 2019
WPP Worldwide Share Ownership Program [member] | Exercise price group 1 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	11,855	11,855
Exercise price per ADR | $	$ 44.560
Exercise dates	2012 - 2019
WPP Worldwide Share Ownership Program [member] | Exercise price group 2 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	18,000	18,000
Exercise price per share | £		£ 5.483
Exercise dates	2013 - 2019
WPP Worldwide Share Ownership Program [member] | Exercise price group 2 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	29,025	29,025
Exercise price per ADR | $	$ 49.230
Exercise dates	2014 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 3 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	750	750
Exercise price per share | £		£ 5.608
Exercise dates	2012 - 2019
WPP Worldwide Share Ownership Program [member] | Exercise price group 3 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	19,200	19,200
Exercise price per ADR | $	$ 56.560
Exercise dates	2013 - 2020
WPP Worldwide Share Ownership Program [member] | Exercise price group 4 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	95,000	95,000
Exercise price per share | £		£ 6.268
Exercise dates	2014 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 4 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	44,964	44,964
Exercise price per ADR | $	$ 67.490
Exercise dates	2015 - 2022
WPP Worldwide Share Ownership Program [member] | Exercise price group 5 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	44,125	44,125
Exercise price per share | £		£ 6.268
Exercise dates	2015 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 5 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	195,890	195,890
Exercise price per ADR | $	$ 102.670
Exercise dates	2017 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 6 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	61,625	61,625
Exercise price per share | £		£ 7.113
Exercise dates	2013 - 2020
WPP Worldwide Share Ownership Program [member] | Exercise price group 6 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	165,625	165,625
Exercise price per ADR | $	$ 110.760
Exercise dates	2016 - 2023
WPP Worldwide Share Ownership Program [member] | Exercise price group 7 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	30,250	30,250
Exercise price per share | £		£ 7.113
Exercise dates	2014 - 2020
WPP Worldwide Share Ownership Program [member] | Exercise price group 8 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	233,129	233,129
Exercise price per share | £		£ 8.458
Exercise dates	2015 - 2022
WPP Worldwide Share Ownership Program [member] | Exercise price group 9 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	52,000	52,000
Exercise price per share | £		£ 13.145
Exercise dates	2017 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 10 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	1,959,975	1,959,975
Exercise price per share | £		£ 13.145
Exercise dates	2017 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 11 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	4,750	4,750
Exercise price per share | £		£ 13.145
Exercise dates	2018 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 12 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	642,975	642,975
Exercise price per share | £		£ 13.505
Exercise dates	2016 - 2023
WPP Worldwide Share Ownership Program [member] | Exercise price group 13 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	17,125	17,125
Exercise price per share | £		£ 13.505
Exercise dates	2017 - 2023